Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2012	PAGE 1

A.	DATES					Begin	End	# days
1	Payment Date						11/15/2012
2	Collection Period					10/1/2012	10/31/2012	31
3	Monthly Interest Period-Actual					10/15/2012	11/14/2012	31
4	Monthly Interest—Scheduled					10/15/2012	11/14/2012	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	99,210,000.00	0.00	—	—	—	—	—
6	Class A-2 Notes	249,050,000.00	89,294,419.17	—	—	17,431,969.92	71,862,449.25	0.2885463
7	Class A-3 Notes	249,450,000.00	249,450,000.00	—	—	—	249,450,000.00	1.0000000
8	Class A-4 Notes	86,660,000.00	86,660,000.00	—	—	—	86,660,000.00	1.0000000
9	Total Class A Notes	684,370,000.00	425,404,419.17	0.00	0.00	17,431,969.92	407,972,449.25
10	Class B Notes	32,390,000.00	32,390,000.00	—	—	—	32,390,000.00	1.0000000

11	Total Notes	$716,760,000.00	457,794,419.17	$0.00	$0.00	$17,431,969.92	440,362,449.25

	Overcollateralization
12	Exchange Note	80,993,080.08	80,993,080.08				80,993,080.08
13	Series 2011-A Notes	12,177,720.75	24,297,924.03				24,297,924.03
14	Total Overcollateralization	93,170,800.83	105,291,004.11				105,291,004.11
15	Total Target Overcollateralization	$105,291,004.11	105,291,004.11				105,291,004.11

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.30137%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.81000%	60,273.73	0.2420146	17,431,969.92	69.9938563	0.00
18	Class A-3 Notes	1.49000%	309,733.75	1.2416667	0.00	0.0000000	0.00
19	Class A-4 Notes	1.78000%	128,545.67	1.4833334	0.00	0.0000000	0.00
20	Total Class A Notes		498,553.15	0.7284848	17,431,969.92	25.4715577	0.00
21	Class B Notes	2.10000%	56,682.50	1.7500000	0.00	0.0000000	0.00

22	Totals		555,235.65	0.7746465	17,431,969.92	24.3205116	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	728,937,721.00	506,776,880.95				491,088,108.02

	Reference Pool Balance Data		Initial	Current
24	Discount Rate		4.00%	4.00%
25	Aggregate Securitization Value		809,930,800.83	545,653,453.36
26	Aggregate Base Residual Value (Not Discounted)		537,958,155.81	452,717,592.96

			Units	Securitization Value
27	Securitization Value — Beginning of Period		34,540	563,085,423.28
28	Depreciation/Payments			(7,506,639.59)
29	Gross Credit Losses		(54)	(830,602.15)
30	Scheduled & Early Terminations		(186)	(2,514,512.91)
31	Payoff Units & Lease Reversals		(397)	(6,580,215.27)
32	Repurchased Leases		—	—

33	Securitization Value—End of Period		33,903	545,653,453.36

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2012	PAGE 2

C.	SERVICING FEE
34	Servicing Fee Due				469,237.85
35	Unpaid Servicing Fees - Prior Collection Periods				0.00
36	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(12,786.99)

D.	RESERVE ACCOUNT
	Reserve Account Balances:
37	Required Reserve Account Balance (1.00% of Initial Securitization Value)				8,099,308.01
38	Beginning Reserve Account Balance				8,099,308.01
39	Ending Reserve Account Balance				8,099,308.01

E.	POOL STATISTICS
	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value

40	Total Active Units (Excluding Inventory)	33,383	99.36%	538,197,005.64
41	31 - 60 Days Delinquent	177	0.53%	2,776,791.84
42	61 - 90 Days Delinquent	29	0.09%	421,411.25
43	91+ Days Delinquent	7	0.02%	77,509.65

44	Total	33,596	100.00%	541,472,718.38

45	Current Period Net Residual Losses/(Gains)				(308.64)

46	Current Period Net Credit Losses/(Gains)				198,690.65

World Omni Automobile Lease Securitization Trust 2011-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2012	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT
	COLLECTED AMOUNTS

47	Collected Amounts	21,496,825.97

48	Investment Earnings on Collection Account	2,370.33

49	Total Collected Amounts, prior to Servicer Advances	21,499,196.30

50	Servicer Advance	0.00

51	Total Collected Amounts - Available for Distribution	21,499,196.30

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

52	Servicing Fee	469,237.85
53	Interest on the Exchange Note - to the Trust Collection Account	886,859.54
54	Principal on the Exchange Note - to the Trust Collection Account	15,688,772.93
55	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,488,528.84
56	Remaining Funds Payable to Trust Collection Account	965,797.14

57	Total Distributions	21,499,196.30

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS
58	Available Funds	21,029,958.45

59	Investment Earnings on Reserve Account	1,006.88
60	Reserve Account Draw Amount	0.00

61	Total Available Funds - Available for Distribution	21,030,965.33

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

62	Administration Fee	23,461.89
63	Class A Noteholders’s Interest Distributable Amount	498,553.15
64	Noteholders’ First Priority Principal Distributable Amount	0.00
65	Class B Noteholders’s Interest Distributable Amount	56,682.50
66	Noteholders’ Second Priority Principal Distributable Amount	0.00
67	Amount to Reinstate Reserve Account to Required Reserve Account Balance	0.00
68	Noteholders’ Regular Principal Distributable Amount	17,431,969.92
69	Remaining Funds Payable to Certificateholder	3,020,297.87

70	Total Distributions	21,030,965.33